UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22597

Parametric Market Neutral Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited)

Common Stocks — 80.3%

Security	Shares	Value

Australia — 1.3%
AGL Energy, Ltd.	2,696	$39,577
Amcor, Ltd.	16,392	157,313
APA Group	2,615	16,209
Australia and New Zealand Banking Group, Ltd.	1,891	60,810
BHP Billiton, Ltd.	1,306	45,993
Coca-Cola Amatil, Ltd.	1,440	12,431
Commonwealth Bank of Australia	1,741	128,070
Computershare, Ltd.	3,083	35,537
Crown, Ltd.	1,448	21,668
CSL, Ltd.	1,245	79,369
GPT Group	4,603	16,798
Harvey Norman Holdings, Ltd.	9,724	29,760
James Hardie Industries PLC CDI	1,310	16,818
National Australia Bank, Ltd.	2,005	66,019
Orica, Ltd.	3,263	66,593
Origin Energy, Ltd.	5,469	75,975
Orora, Ltd.(1)	26,811	34,764
Rio Tinto, Ltd.	1,059	61,072
Sydney Airport	3,269	12,845
Tabcorp Holdings, Ltd.	6,320	21,903
Tatts Group, Ltd.	6,146	17,286
Telstra Corp., Ltd.	28,309	137,641
Wesfarmers, Ltd.(1)	718	28,576
Westpac Banking Corp.	609	19,948
Woodside Petroleum, Ltd.	939	35,692
Woolworths, Ltd.	1,990	69,156

		$1,307,823

Austria — 0.2%
OMV AG	2,821	$131,894
Raiffeisen Bank International AG	1,483	46,879
Verbund AG	993	19,253

		$198,026

Belgium — 0.7%
Anheuser-Busch InBev NV	2,327	$253,633
Belgacom SA	1,613	49,370
Colruyt SA	1,104	62,426
Delhaize Group SA	332	24,722
Groupe Bruxelles Lambert SA	1,291	130,533
Solvay SA	534	86,537
Telenet Group Holding NV	989	58,001
UCB SA	922	75,629

Security	Shares	Value

Belgium (continued)
Umicore SA	792	$38,823

		$779,674

Brazil — 1.5%
AES Tiete SA, PFC Shares	3,300	$25,915
All America Latina Logistica SA (Units)	5,800	22,968
Banco do Brasil SA	4,700	49,345
Banco Santander Brasil SA ADR	16,000	106,400
BM&F Bovespa SA	13,900	71,066
BR Malls Participacoes SA	5,900	50,777
Centrais Eletricas Brasileiras SA	5,300	29,973
Cia de Concessoes Rodoviarias SA (CCR)	7,400	57,912
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,700	35,076
Cia de Saneamento de Minas Gerais-COPASA	1,500	23,411
Cia Energetica de Minas Gerais SA, PFC Shares	4,707	35,866
Cia Energetica de Sao Paulo, PFC Shares	2,400	28,448
Cia Hering	3,200	33,812
Cia Siderurgica Nacional SA ADR	5,500	21,285
Cielo SA	5,248	92,968
CPFL Energia SA ADR	2,100	35,196
Embraer SA ADR	1,210	41,624
Estacio Participacoes SA	5,900	63,187
Gerdau SA ADR	4,000	24,040
Itau Unibanco Holding SA, PFC Shares	7,400	122,130
Lojas Americanas SA, PFC Shares	6,565	49,729
Lojas Renner SA	2,400	70,609
Natura Cosmeticos SA	2,400	41,106
PDG Realty SA Empreendimentos e Participacoes(1)	31,800	19,538
Petroleo Brasileiro SA ADR	3,000	41,640
Petroleo Brasileiro SA, PFC Shares	12,100	89,919
Raia Drogasil SA	5,000	42,606
Tim Participacoes SA	7,100	38,529
Totvs SA	1,500	24,494
Ultrapar Participacoes SA	1,800	45,191
Vale SA	3,100	40,875
Vale SA ADR	5,700	75,354
Weg SA	2,340	28,241

		$1,579,230

Chile — 0.7%
Aguas Andinas SA, Series A	32,800	$20,235
Antarchile SA, Series A	2,600	34,328
Banco de Chile	415,901	53,438
Banco de Credito e Inversiones	524	28,974
Banco Santander Chile SA ADR	1,340	32,522

13	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chile (continued)
Besalco SA	11,900	$10,418
Cap SA	1,500	22,490
Cencosud SA	12,500	41,648
Cia Cervecerias Unidas SA	1,900	22,426
Cia General de Electricidad SA	3,900	18,316
Colbun SA	70,800	17,518
Corpbanca SA	2,058,100	23,709
Empresa Nacional de Electricidad SA	33,900	50,151
Empresas CMPC SA	14,200	31,608
Empresas Copec SA	5,200	67,090
Enersis SA	152,500	49,324
Latam Airlines Group SA	3,100	47,303
Parque Arauco SA	10,013	17,921
Quinenco SA	5,975	13,237
S.A.C.I. Falabella	9,000	76,561
Sigdo Koppers SA	8,300	13,533
Sociedad Quimica y Minera de Chile SA, Series B ADR	1,200	38,280
Sonda SA	7,100	16,421
Vina Concha y Toro SA	6,000	12,548

		$759,999

China — 2.2%
Agricultural Bank of China, Ltd., Class H	64,000	$26,847
Air China, Ltd., Class H	37,313	21,271
Anhui Conch Cement Co., Ltd., Class H	19,500	72,555
Baidu, Inc. ADR(1)	700	107,695
Bank of Communications, Ltd., Class H	84,000	52,322
Beijing Enterprises Holdings, Ltd.	3,694	32,026
Brilliance China Automotive Holdings, Ltd.	18,000	27,586
China CITIC Bank Corp., Ltd., Class H	120,000	71,683
China Coal Energy Co., Class H	155,213	83,697
China Communications Construction Co., Ltd., Class H	30,000	19,566
China Construction Bank Corp., Class H	202,000	139,859
China Eastern Airlines Corp., Ltd., Class H(1)	64,000	19,779
China Life Insurance Co., Ltd., Class H	26,000	67,573
China Longyuan Power Group Corp., Class H	43,000	44,234
China Mengniu Dairy Co., Ltd.	7,000	35,978
China Merchants Bank Co., Ltd., Class H	30,000	53,598
China Merchants Holdings (International) Co., Ltd.	16,000	50,000
China Minsheng Banking Corp., Ltd., Class H	23,500	23,709
China Mobile, Ltd.	23,000	218,925
China National Building Material Co., Ltd., Class H	58,000	54,795
China Overseas Land & Investment, Ltd.	12,000	29,509
China Pacific Insurance (Group) Co., Ltd., Class H	6,400	20,040
China Resources Enterprise, Ltd.	10,000	28,411

Security	Shares	Value

China (continued)
China Resources Power Holdings Co., Ltd.	10,000	$25,134
China Telecom Corp., Ltd., Class H	100,000	51,030
China Yurun Food Group, Ltd.(1)	29,000	14,018
Citic Pacific, Ltd.	30,000	52,534
Ctrip.com International, Ltd. ADR(1)	800	37,392
Digital China Holdings, Ltd.	32,000	29,639
Dongfeng Motor Group Co., Ltd., Class H	28,000	37,360
Guangdong Investment, Ltd.	20,000	21,770
Home Inns & Hotels Management, Inc. ADR(1)	500	14,210
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	45,800	37,992
Inner Mongolia Yitai Coal Co., Ltd., Class B	50,400	63,448
Jiangxi Copper Co., Ltd., Class H	8,000	13,214
Kunlun Energy Co., Ltd.	12,000	18,719
Lenovo Group, Ltd.	42,000	47,753
Mindray Medical International, Ltd. ADR	800	26,448
NetEase.com, Inc. ADR	600	40,854
New Oriental Education & Technology Group, Inc. ADR	800	19,360
PICC Property & Casualty Co., Ltd., Class H	50,000	66,092
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	24,000	24,317
SINA Corp.(1)	660	31,548
Sino Biopharmaceutical, Ltd.	20,000	15,670
Sinopharm Group Co., Ltd., Class H	8,800	23,124
Tingyi (Cayman Islands) Holding Corp.	14,000	38,974
Tsingtao Brewery Co., Ltd., Class H	2,000	14,565
Want Want China Holdings, Ltd.	25,000	39,169
Weichai Power Co., Ltd., Class H	8,200	28,596
WuXi PharmaTech (Cayman), Inc. ADR(1)	800	27,200
Yanzhou Coal Mining Co., Ltd., Class H	94,000	70,420
ZTE Corp., Class H(1)	14,400	29,468

		$2,261,676

Colombia — 0.4%
Almacenes Exito SA	2,700	$41,129
Banco de Bogota	763	27,540
Bancolombia SA ADR, PFC Shares	600	34,158
Celsia SA ESP	6,700	20,585
Cementos Argos SA	3,300	18,404
Ecopetrol SA	23,700	44,118
Grupo Argos SA	2,900	31,927
Grupo Aval Acciones y Valores SA	22,800	15,482
Grupo Aval Acciones y Valores SA, PFC Shares	44,700	30,237
Grupo de Inversiones Suramericana	1,850	36,091
Grupo Nutresa SA	2,820	39,579

14	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Colombia (continued)
Interconexion Electrica SA	4,900	$22,975
ISAGEN SA ESP	14,100	23,044

		$385,269

Czech Republic — 0.4%
CEZ AS	6,700	$201,634
Komercni Banka AS	470	108,370
New World Resources PLC, Class A(1)	10,220	6,437
Pegas Nonwovens SA	1,790	53,853
Unipetrol AS(1)	4,870	33,932

		$404,226

Denmark — 0.8%
A.P. Moller-Maersk A/S, Class A	25	$56,797
A.P. Moller-Maersk A/S, Class B	25	59,681
Coloplast A/S, Class B	2,117	177,813
DSV A/S	2,538	84,767
Novo Nordisk A/S, Class B	6,328	287,203
Novozymes A/S, Class B	2,407	115,404
TDC A/S	2,292	21,524
Tryg A/S	336	31,911
William Demant Holding A/S(1)	128	11,470

		$846,570

Egypt — 0.4%
Commercial International Bank	17,450	$93,101
Eastern Tobacco	2,050	48,964
Egypt Kuwait Holding Co.	35,600	37,554
Egyptian Financial Group-Hermes Holding SAE(1)	13,800	25,333
El Sewedy Cables Holding Co.	2,000	9,751
Ezz Steel(1)	12,800	30,813
Global Telecom Holding SAE(1)	63,200	47,307
Juhayna Food Industries	11,000	19,225
Orascom Telecom Media and Technology Holding SAE	53,400	9,711
Sidi Kerir Petrochemicals Co.	10,400	29,023
Talaat Moustafa Group(1)	21,300	27,418
Telecom Egypt	8,300	17,692

		$395,892

Finland — 0.7%
Elisa Oyj	2,293	$68,527
Fortum Oyj	1,149	25,958
Kesko Oyj, Class B	393	16,087
Kone Oyj, Class B	4,155	178,106

Security	Shares	Value

Finland (continued)
Metso Oyj	594	$23,908
Neste Oil Oyj	1,512	31,096
Nokia Oyj(1)	15,059	112,755
Orion Oyj, Class B	1,565	47,768
Sampo Oyj	1,997	99,250
Stora Enso Oyj	2,983	30,461
UPM-Kymmene Oyj	2,069	36,236
Wartsila Oyj	1,149	64,143

		$734,295

France — 1.4%
Air Liquide SA	1,064	$152,224
AXA SA	182	4,749
Carrefour SA	875	34,108
Christian Dior SA	206	42,386
CNP Assurances	1,104	25,469
Compagnie Generale des Etablissements Michelin, Class B	95	11,650
Credit Agricole SA(1)	852	13,443
Dassault Systemes SA	371	45,654
Essilor International SA	353	37,802
European Aeronautic Defence and Space Co. NV	681	46,812
GDF Suez	2,820	71,074
Groupe FNAC SA(1)	7	335
Iliad SA	94	25,341
Kering SA	57	12,607
L’Oreal SA	287	49,463
Lagardere SCA	586	24,560
LVMH Moet Hennessy Louis Vuitton SA	1,096	215,906
Natixis	4,697	33,342
Pernod-Ricard SA	906	108,728
Renault SA	1,239	121,137
Safran SA	1,180	79,416
Sanofi	969	104,574
SES SA	691	26,034
Societe BIC SA	358	47,497
Sodexo	447	48,193
Suez Environnement Co. SA	1,196	23,501
Thales SA	520	33,111
Total SA	694	49,652
Unibail-Rodamco SE	90	24,322

		$1,513,090

Germany — 1.5%
Adidas AG	428	$45,754
BASF SE	206	23,897

15	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Germany (continued)
Bayerische Motoren Werke AG	443	$55,687
Bayerische Motoren Werke AG, PFC Shares	802	79,057
Celesio AG	733	25,475
Commerzbank AG(1)	2,611	46,557
Continental AG	85	20,001
Daimler AG	478	44,501
Deutsche Post AG	2,558	96,521
Deutsche Telekom AG	1,969	33,081
Hannover Rueckversicherung AG	307	28,607
Henkel AG & Co. KGaA	551	56,653
Henkel AG & Co. KGaA, PFC Shares	854	95,264
Linde AG	1,203	249,845
Muenchener Rueckversicherungs-Gesellschaft AG	103	23,809
Osram Licht AG(1)	1,615	84,786
Porsche Automobil Holding SE, PFC Shares	228	25,216
QIAGEN NV(1)	1,968	43,205
RWE AG	215	8,205
Salzgitter AG	502	21,323
SAP AG	3,426	276,913
Siemens AG	226	29,814
ThyssenKrupp AG(1)	591	16,869
United Internet AG	1,951	83,813
Volkswagen AG	18	4,827
Volkswagen AG, PFC Shares	95	25,681

		$1,545,361

Greece — 0.3%
Alpha Bank AE(1)	21,300	$20,632
Costamare, Inc.	600	12,864
Diana Shipping, Inc.(1)	942	10,607
DryShips, Inc.(1)	3,900	11,388
Ellaktor SA(1)	2,100	11,093
Folli Follie SA(1)	500	17,355
GEK Terna Holding Real Estate Construction SA(1)	2,300	12,023
Hellenic Exchanges SA	703	8,288
Hellenic Petroleum SA	993	8,525
Hellenic Telecommunications Organization SA(1)	2,550	40,738
JUMBO SA(1)	1,568	25,363
Metka SA	700	12,545
Motor Oil (Hellas) Corinth Refineries SA	1,600	20,197
Mytilineos Holdings SA(1)	2,100	18,766
National Bank of Greece SA(1)	5,100	19,938
OPAP SA	2,000	31,940
Piraeus Bank SA(1)	10,900	25,724

Security	Shares	Value

Greece (continued)
Public Power Corp. SA	1,099	$16,630
Titan Cement Co. SA(1)	883	27,838

		$352,454

Hong Kong — 0.9%
Bank of East Asia, Ltd.	9,400	$38,830
BOC Hong Kong (Holdings), Ltd.	22,000	65,121
Cathay Pacific Airways, Ltd.	26,000	49,204
Cheung Kong Infrastructure Holdings, Ltd.	5,000	32,643
CLP Holdings, Ltd.	5,500	43,969
Galaxy Entertainment Group, Ltd.(1)	19,000	150,112
Hang Seng Bank, Ltd.	9,700	158,613
Hong Kong & China Gas Co., Ltd.	48,180	111,171
Hopewell Holdings, Ltd.	11,500	39,586
Li & Fung, Ltd.	20,000	29,112
Link REIT (The)	4,000	19,915
MTR Corp., Ltd.	15,000	56,877
Power Assets Holdings, Ltd.	14,500	125,343
Wing Hang Bank, Ltd.	2,500	40,306

		$960,802

Hungary — 0.4%
Magyar Telekom Rt.	38,210	$54,513
MOL Hungarian Oil & Gas Rt.	1,860	107,011
OTP Bank Rt.	6,960	132,908
Richter Gedeon Nyrt.	6,270	107,389

		$401,821

India — 0.1%
Dr. Reddy’s Laboratories, Ltd. ADR	700	$31,549
Infosys, Ltd. ADR	1,900	102,049

		$133,598

Indonesia — 0.8%
Adaro Energy Tbk PT	332,100	$34,168
AKR Corporindo Tbk PT	39,000	16,093
Bank Central Asia Tbk PT	59,800	56,953
Bank Mandiri Tbk PT	64,200	54,854
Bank Negara Indonesia Persero Tbk PT	66,200	27,668
Bank Rakyat Indonesia Tbk PT	65,900	56,592
Bumi Resources Tbk PT(1)	560,000	9,916
Energi Mega Persada Tbk PT(1)	1,737,000	14,167
Gudang Garam Tbk PT	5,500	26,946
Indo Tambangraya Megah Tbk PT	3,500	7,736

16	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Indonesia (continued)
Indocement Tunggal Prakarsa Tbk PT	12,900	$24,483
Indofood Sukses Makmur Tbk PT	72,300	44,228
Jasa Marga (Persero) Tbk PT	24,300	12,415
Kalbe Farma Tbk PT	269,700	36,121
Lippo Karawaci Tbk PT	274,500	25,459
Media Nusantara Citra Tbk PT	123,000	28,999
Perusahaan Gas Negara Tbk PT	117,800	54,406
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	89,900	19,102
Semen Gresik (Persero) Tbk PT	31,700	40,867
Surya Semesta Internusa Tbk PT	156,289	11,277
Tambang Batubara Bukit Asam Tbk PT	19,500	16,694
Telekomunikasi Indonesia Tbk PT	380,600	74,807
Unilever Indonesia Tbk PT	17,000	43,190
United Tractors Tbk PT	23,200	43,619
Wijaya Karya Persero Tbk PT	60,800	11,954
XL Axiata Tbk PT	28,500	12,784

		$805,498

Ireland — 0.3%
CRH PLC	3,198	$93,105
Kerry Group PLC, Class A	2,431	191,861

		$284,966

Israel — 0.4%
Bank Hapoalim B.M.	6,753	$38,148
Bank Leumi Le-Israel B.M.(1)	13,873	54,282
Bezeq Israeli Telecommunication Corp., Ltd.	23,649	42,857
Israel Chemicals, Ltd.	3,091	27,434
Israel Corp., Ltd.(1)	67	37,834
Mizrahi Tefahot Bank, Ltd.	3,692	49,354
NICE Systems, Ltd.	1,124	48,645
Teva Pharmaceutical Industries, Ltd. ADR	3,443	168,225

		$466,779

Italy — 0.9%
Atlantia SpA	1,920	$50,014
Autogrill SpA(1)	2,491	23,912
Enel Green Power SpA	28,579	81,793
ENI SpA	10,056	260,444
Fiat SpA(1)	2,318	27,985
Finmeccanica SpA(1)	3,610	33,408
Luxottica Group SpA	1,959	112,361
Snam Rete Gas SpA	19,248	115,776
Telecom Italia SpA	21,220	27,268

Security	Shares	Value

Italy (continued)
Telecom Italia SpA, PFC Shares	73,089	$72,649
Tenaris SA	1,506	33,291
Terna Rete Elettrica Nazionale SpA	20,135	109,085

		$947,986

Japan — 2.4%
ABC-Mart, Inc.	300	$13,472
Air Water, Inc.	2,000	28,063
All Nippon Airways Co., Ltd.	10,000	21,838
Bank of Kyoto, Ltd. (The)	6,000	48,888
Bank of Yokohama, Ltd. (The)	7,000	35,183
Brother Industries, Ltd.	1,800	25,177
Chiba Bank, Ltd. (The)	4,000	25,426
Chugai Pharmaceutical Co., Ltd.	1,800	45,430
Chugoku Bank, Ltd. (The)	3,000	39,769
Daihatsu Motor Co., Ltd.	3,000	49,692
Denso Corp.	400	18,221
Electric Power Development Co., Ltd.	600	15,911
FUJIFILM Holdings Corp.	900	23,249
Gunma Bank, Ltd. (The)	7,000	37,207
Hachijuni Bank, Ltd. (The)	8,000	43,735
Hamamatsu Photonics K.K.	800	36,046
Hirose Electric Co., Ltd.	100	14,115
Hiroshima Bank, Ltd. (The)	7,000	28,800
Hitachi, Ltd.	4,000	28,516
Hoya Corp.	500	14,789
Ibiden Co., Ltd.	1,300	23,465
IHI Corp.	5,000	19,936
Isetan Mitsukoshi Holdings, Ltd.	1,100	13,688
Isuzu Motors, Ltd.	2,000	11,615
ITOCHU Techno-Solutions Corp.	600	25,073
Iyo Bank, Ltd. (The)	1,000	8,991
Japan Airlines Co., Ltd.	1,300	67,300
Japan Tobacco, Inc.	300	9,861
Joyo Bank, Ltd. (The)	3,000	14,601
JSR Corp.	1,200	19,664
JTEKT Corp.	800	11,672
JX Holdings, Inc.	4,000	20,783
Kamigumi Co., Ltd.	4,000	38,129
Kansai Paint Co., Ltd.	4,000	55,923
Kao Corp.	1,500	56,471
Kawasaki Heavy Industries, Ltd.	4,000	14,846
KDDI Corp.	800	42,665
Keikyu Corp.	3,000	24,902
Keio Corp.	3,000	21,233
Keyence Corp.	100	38,576

17	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Kuraray Co., Ltd.	1,800	$20,239
Kyowa Hakko Kirin Co., Ltd.	2,000	22,775
Lawson, Inc.	200	13,890
Makita Corp.	200	10,638
Mazda Motor Corp.(1)	4,000	17,885
Miraca Holdings, Inc.	500	21,674
Mitsubishi Electric Corp.	3,000	34,161
Mitsui Chemicals, Inc.	3,000	7,310
NGK Spark Plug Co., Ltd.	2,000	45,789
NHK Spring Co., Ltd.	800	7,242
Nippon Electric Glass Co., Ltd.	4,000	19,568
Nippon Meat Packers, Inc.	1,000	17,331
Nippon Telegraph & Telephone Corp.	800	44,394
Nippon Yusen KK	5,000	13,553
Nishi-Nippon City Bank, Ltd. (The)	16,000	36,394
Nisshin Seifun Group, Inc.	1,500	17,452
Nitori Holdings Co., Ltd.	300	13,761
NOK Corp.	1,300	21,253
NSK, Ltd.	3,000	31,538
NTT DoCoMo, Inc.	5,300	84,538
Odakyu Electric Railway Co., Ltd.	2,000	17,559
OMRON Corp.	200	7,083
Ono Pharmaceutical Co., Ltd.	300	23,794
Oracle Corp. Japan	300	13,826
Osaka Gas Co., Ltd.	9,000	33,924
Panasonic Corp.	2,100	22,890
Rakuten, Inc.	1,829	23,732
Rinnai Corp.	200	16,668
ROHM Co., Ltd.	400	19,129
Santen Pharmaceutical Co., Ltd.	400	17,828
Seven Bank, Ltd.	8,300	31,467
Shin-Etsu Chemical Co., Ltd.	300	17,599
Shizuoka Bank, Ltd. (The)	5,000	47,775
SoftBank Corp.	300	22,343
Stanley Electric Co., Ltd.	900	19,948
Sumitomo Chemical Co., Ltd.	7,000	26,262
Sumitomo Electric Industries, Ltd.	1,800	24,914
Sumitomo Metal Mining Co., Ltd.	2,000	30,209
Suntory Beverage & Food, Ltd.(1)	800	27,938
Suruga Bank, Ltd.	1,000	17,154
Suzuken Co., Ltd.	1,000	36,045
Suzuki Motor Corp.	800	20,640
Sysmex Corp.	400	12,681
Taiyo Nippon Sanso Corp.	3,000	23,912
Takashimaya Co., Ltd.	3,000	28,423
Terumo Corp.	800	15,877

Security	Shares	Value

Japan (continued)
THK Co., Ltd.	1,300	$27,477
Toho Gas Co., Ltd.	9,000	44,159
Tokyo Gas Co., Ltd.	6,000	31,436
TonenGeneral Sekiyu K.K.	5,000	47,229
Toyota Industries Corp.	400	18,439
Toyota Motor Corp.	300	16,208
Unicharm Corp.	400	21,691
USS Co., Ltd.	2,400	34,983
Yakult Honsha Co., Ltd.	600	32,430
Yamaguchi Financial Group, Inc.	3,000	27,665
Yamato Holdings Co., Ltd.	700	14,405

		$2,550,048

Kuwait — 0.4%
Agility Public Warehousing Co. KSC	5,000	$14,253
Al-Qurain Petrochemicals Co.	20,000	17,795
Boubyan Bank KSC(1)	6,152	12,024
Boubyan Petrochemicals Co.	12,100	32,300
Burgan Bank SAK	6,152	12,029
Commercial Bank of Kuwait SAK(1)	10,000	26,492
Gulf Bank(1)	12,469	16,857
Gulf Cable and Electrical Industries Co.	4,300	11,783
Kuwait Finance House KSC	17,917	53,000
Kuwait Foods Co. (Americana)	2,800	27,678
Kuwait Portland Cement Co.	1,500	7,267
Mabanee Co. SAKC	3,500	14,682
Mobile Telecommunications Co.	18,600	43,070
National Bank of Kuwait SAK	17,888	62,315
National Industries Group Holding(1)	25,200	22,886
National Mobile Telecommunication Co. KSC	2,500	16,012

		$390,443

Malaysia — 0.8%
Airasia Bhd	8,600	$5,851
AMMB Holdings Bhd	15,300	33,674
Axiata Group Bhd	20,700	42,694
Batu Kawan Bhd	2,400	14,396
Boustead Holdings Bhd	12,050	20,488
British American Tobacco Malaysia Bhd	800	15,003
Dialog Group Bhd	20,700	22,795
Digi.com Bhd	17,400	29,567
Felda Global Ventures Holdings Bhd	10,200	14,125
Gamuda Bhd	14,300	20,213
Genting Bhd	12,100	36,369
Hong Leong Bank Bhd	5,800	24,884

18	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Malaysia (continued)
IHH Healthcare Bhd(1)	10,100	$12,409
IJM Corp. Bhd	10,700	20,937
IOI Corp. Bhd	18,900	28,920
IOI Properties Group Bhd(1)	9,450	7,769
Kuala Lumpur Kepong Bhd	1,600	11,867
Lafarge Malayan Cement Bhd	8,200	22,851
Malayan Banking Bhd	11,900	36,122
Maxis Bhd	10,500	22,360
Multi-Purpose Holdings Bhd	11,500	10,636
Petronas Chemicals Group Bhd	18,200	37,544
Petronas Dagangan Bhd	3,400	31,595
PPB Group Bhd	3,300	16,654
Public Bank Bhd	4,700	29,014
Resorts World Bhd	20,400	26,387
RHB Capital Bhd	9,000	22,868
Sapurakencana Petroleum Bhd(1)	32,997	43,620
Sime Darby Bhd	24,800	71,741
Telekom Malaysia Bhd	9,300	17,673
Tenaga Nasional Bhd	10,300	37,546

		$788,572

Mexico — 1.5%
Alfa SAB de CV, Series A	35,500	$93,778
America Movil SAB de CV ADR, Series L	12,800	257,024
Bolsa Mexicana de Valores SAB de CV	20,000	41,046
Cemex SAB de CV ADR(1)	10,899	137,766
Coca Cola Femsa SAB de CV ADR	300	33,588
Compartamos SAB de CV	26,800	46,747
Embotelladoras Arca SAB de CV	5,300	33,705
Empresas ICA SAB de CV(1)	12,000	21,482
Fomento Economico Mexicano SAB de CV ADR	1,100	99,847
Genomma Lab Internacional SA de CV(1)	9,700	24,638
Grupo Aeroportuario del Pacifico SAB de CV ADR	400	24,120
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,400	17,134
Grupo Bimbo SA de CV, Series A	13,700	37,782
Grupo Carso SA de CV, Series A1	6,000	30,571
Grupo Elektra SA de CV	500	14,315
Grupo Financiero Banorte SAB de CV, Class O	18,200	120,877
Grupo Financiero Inbursa SAB de CV, Class O	32,400	82,989
Grupo Mexico SAB de CV, Series B	24,743	74,516
Grupo Televisa SA ADR	2,270	74,479
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	11,200	25,777
Industrias CH SAB de CV, Series B(1)	2,000	10,609
Industrias Penoles SA de CV	1,600	37,251
Kimberly-Clark de Mexico SAB de CV, Class A	9,900	25,834

Security	Shares	Value

Mexico (continued)
Mexichem SAB de CV	8,732	$32,538
Promotora y Operadora de Infraestructura SAB de CV(1)	3,700	51,670
Wal-Mart de Mexico SAB de CV, Series V	32,100	81,215

		$1,531,298

Netherlands — 0.9%
Akzo Nobel NV	1,698	$130,851
ASML Holding NV	2,720	221,990
Heineken Holding NV	770	49,212
Heineken NV	1,451	100,783
ING Groep NV(1)	1,620	23,158
Koninklijke Ahold NV	6,930	133,970
Koninklijke DSM NV	1,862	133,706
Koninklijke KPN NV(1)	6,128	21,772
Reed Elsevier NV	2,837	57,906
Unilever NV	779	33,404

		$906,752

New Zealand — 0.1%
Auckland International Airport, Ltd.	13,563	$46,452
Fletcher Building, Ltd.	3,787	32,202
Telecom Corporation of New Zealand, Ltd.	10,700	25,562

		$104,216

Norway — 0.6%
Aker Solutions ASA	4,169	$66,798
Gjensidige Forsikring ASA	642	11,848
Norsk Hydro ASA	9,911	53,154
Orkla ASA	3,932	32,520
Seadrill, Ltd.	1,650	57,735
Statoil ASA	7,386	225,165
Subsea 7 SA	702	14,057
Telenor ASA	7,523	176,768

		$638,045

Peru — 0.5%
Alicorp SA	21,600	$65,396
Banco Continental SA	3,344	6,503
Cia de Minas Buenaventura SA ADR	2,700	35,100
Credicorp, Ltd.	660	98,505
Ferreycorp SAA	33,024	19,762
Grana y Montero SA	12,100	42,754
Intergroup Financial Services Corp.	570	18,240
Luz del Sur SAA	7,800	25,699

19	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Peru (continued)
Sociedad Minera Cerro Verde SAA(1)	600	$13,710
Southern Copper Corp.	6,189	186,537
Union Andina de Cementos SAA	8,500	10,899
Volcan Cia Minera SA, Class B	33,414	12,616

		$535,721

Philippines — 0.4%
Aboitiz Equity Ventures, Inc.	13,650	$17,364
Aboitiz Power Corp.	17,100	14,000
Alliance Global Group, Inc.	25,000	17,509
Ayala Corp.	870	12,204
Ayala Land, Inc.	22,600	15,315
Ayala Land, Inc., PFC Shares(3)	65,600	147
Bank of the Philippine Islands	14,685	29,935
International Container Terminal Services, Inc.	9,481	23,037
JG Summit Holding, Inc.	18,200	20,661
Jollibee Foods Corp.	4,300	16,608
Manila Electric Co.	1,500	9,451
Metro Pacific Investments Corp.	141,000	16,087
Petron Corp.	37,600	10,378
Philex Mining Corp.(1)	75,900	15,277
Philex Petroleum Corp.(1)	29,500	6,076
Philippine Long Distance Telephone Co.	660	42,664
Puregold Price Club, Inc.	10,800	11,144
Robinsons Land Corp.	40,900	20,525
San Miguel Corp.	9,500	17,808
Semirara Mining Corp.	2,400	22,150
SM Investments Corp.	1,225	19,969
SM Prime Holdings, Inc.	65,800	24,155
Universal Robina Corp.	7,400	24,300

		$406,764

Poland — 0.7%
AmRest Holdings SE(1)	480	$12,974
Asseco Poland SA	1,770	26,356
Bank Pekao SA	1,170	75,091
BRE Bank SA	170	27,818
Budimex SA	370	17,206
Cyfrowy Polsat SA(1)	2,734	18,580
Emperia Holding SA	410	9,082
Enea SA	2,470	12,506
Eurocash SA	1,230	16,265
ING Bank Slaski SA(1)	430	19,305
KGHM Polska Miedz SA	1,423	51,524
LPP SA	17	44,046

Security	Shares	Value

Poland (continued)
Lubelski Wegiel Bogdanka SA	290	$11,871
NG2 SA	540	22,692
Orange Polska SA	10,940	37,380
Polish Oil & Gas	18,340	28,506
Polska Grupa Energetyczna SA	9,340	64,902
Polski Koncern Naftowy Orlen SA	3,090	46,269
Powszechna Kasa Oszczednosci Bank Polski SA	7,320	100,455
Powszechny Zaklad Ubezpieczen SA	487	69,081
Rovese SA(1)	18,200	8,430
Tauron Polska Energia SA	14,460	25,616
TVN SA	1,820	9,917

		$755,872

Portugal — 0.1%
Banco Espirito Santo SA(1)	7,153	$12,679
EDP-Energias de Portugal SA	14,587	70,859
Jeronimo Martins SGPS SA	1,415	24,747
Portugal Telecom SGPS SA	4,791	19,905

		$128,190

Qatar — 0.4%
Al Meera Consumer Goods Co.	300	$15,064
Barwa Real Estate Co.	2,800	28,857
Doha Bank, Ltd.	1,200	21,384
Gulf International Services QSC	750	18,538
Industries Qatar	1,245	60,993
Masraf Al Rayan	4,850	64,268
Ooredoo Q.S.C	644	26,004
Qatar Electricity & Water Co.	330	16,491
Qatar Gas Transport Co., Ltd. (NAKILAT)	2,400	15,815
Qatar National Bank	848	44,261
Qatar National Cement Co.	600	23,436
Qatar National Navigation	830	22,396
Qatari Investors Group	1,000	18,227
United Development Co.	3,255	22,857
Vodafone Qatar(1)	5,500	25,564

		$424,155

Russia — 1.3%
CTC Media, Inc.	1,270	$11,011
E.ON Russia JSC	232,000	16,278
Etalon Group, Ltd. GDR(1)(4)	2,300	8,061
Federal Grid Co. Unified Energy System JSC(1)	4,681,800	7,290
Federal Hydrogenerating Co. JSC ADR	19,300	30,031
Globaltrans Investment PLC GDR(4)	2,200	20,967

20	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Russia (continued)
LUKOIL OAO ADR	2,800	$148,230
Magnit OJSC	685	135,149
Mail.ru Group, Ltd. GDR(4)	1,040	28,326
MMC Norilsk Nickel ADR	4,200	75,932
Mobile TeleSystems OJSC	9,300	67,656
Novolipetsk Steel GDR(4)	900	10,493
OAO Gazprom ADR	30,100	217,531
OAO Inter Rao Ues(1)	91,419,700	18,924
Pharmstandard OJSC GDR(1)(4)	1,286	9,988
PIK Group GDR(1)(4)	9,700	22,348
Rosneft Oil Co. GDR(4)	5,700	35,836
Rostelecom	11,150	24,011
Sberbank of Russia ADR	18,600	156,688
Severstal OAO GDR(4)	2,200	15,551
Surgutneftegas OJSC ADR	5,900	41,838
Surgutneftegas OJSC, PFC Shares	40,400	28,220
Tatneft ADR	1,500	51,595
Uralkali OJSC GDR(4)	1,700	37,707
VimpelCom, Ltd. ADR	3,275	27,510
VTB Bank OJSC GDR(4)	22,600	48,076
Yandex NV, Class A(1)	2,400	63,600

		$1,358,847

Singapore — 0.8%
Ascendas Real Estate Investment Trust	11,000	$20,134
ComfortDelGro Corp., Ltd.	14,000	23,742
DBS Group Holdings, Ltd.	20,000	270,943
Noble Group, Ltd.	26,000	26,772
Olam International, Ltd.	17,000	30,335
Oversea-Chinese Banking Corp., Ltd.	17,000	131,107
Singapore Airlines, Ltd.	10,000	82,904
Singapore Telecommunications, Ltd.	42,000	128,651
StarHub, Ltd.	8,000	26,538
United Overseas Bank, Ltd.	5,000	87,026
UOL Group, Ltd.	9,000	46,208

		$874,360

South Africa — 1.5%
AECI, Ltd.	1,300	$14,520
African Bank Investments, Ltd.	10,080	11,953
African Rainbow Minerals, Ltd.	1,000	18,829
Anglo Platinum, Ltd.(1)	500	23,808
AngloGold Ashanti, Ltd.	2,200	39,770
AVI, Ltd.	2,500	13,794
Barclays Africa Group, Ltd.	1,800	26,368

Security	Shares	Value

South Africa (continued)
Barloworld, Ltd.	3,400	$37,091
Bidvest Group, Ltd.	2,950	81,001
Capital Property Fund	19,700	19,863
Clicks Group, Ltd.	4,000	24,389
FirstRand, Ltd.	13,800	50,776
Impala Platinum Holdings, Ltd.	2,786	31,407
Imperial Holdings, Ltd.	800	14,920
Kumba Iron Ore, Ltd.	300	10,684
Kumba Resources, Ltd.	900	12,284
Liberty Holdings, Ltd.	1,100	13,195
Massmart Holdings, Ltd.	2,200	29,160
Mediclinic International, Ltd.	6,100	42,668
MMI Holdings, Ltd.	10,300	25,896
Mondi, Ltd.	600	9,991
Mr. Price Group, Ltd.	1,400	21,095
MTN Group, Ltd.	12,800	256,791
Murray & Roberts Holdings, Ltd.(1)	5,700	13,347
Nampak, Ltd.	4,800	17,907
Nedbank Group, Ltd.	1,100	23,581
Netcare, Ltd.	10,000	24,258
Remgro, Ltd.	1,800	36,249
Reunert, Ltd.	3,300	21,686
RMB Holdings, Ltd.	6,000	28,791
Sanlam, Ltd.	7,500	40,179
Sasol, Ltd.	2,400	134,506
Shoprite Holdings, Ltd.	3,300	55,205
Spar Group, Ltd. (The)	3,300	38,773
Standard Bank Group, Ltd.	4,600	60,439
Steinhoff International Holdings, Ltd.	10,400	54,042
Sun International, Ltd.	2,500	24,711
Tiger Brands, Ltd.	900	24,077
Truworths International, Ltd.	4,100	32,941
Vodacom Group (Pty), Ltd.	4,000	47,737
Wilson Bayly Holmes-Ovcon, Ltd.	1,800	23,277
Woolworths Holdings, Ltd.	2,600	17,695

		$1,549,654

South Korea — 1.5%
Celltrion, Inc.	1,553	$72,418
Cheil Industries, Inc.	440	28,098
Cheil Worldwide, Inc.(1)	1,110	27,018
CJ Corp.	150	18,167
Dongbu Insurance Co., Ltd.	590	32,609
Hankook Tire Co., Ltd.	410	23,787
Honam Petrochemical Corp.	140	22,162

21	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
Hynix Semiconductor, Inc.(1)	1,300	$50,692
Hyundai Glovis Co., Ltd.	110	25,946
Hyundai Heavy Industries Co., Ltd.	140	26,322
Hyundai Marine & Fire Insurance Co., Ltd.	1,110	32,567
Hyundai Merchant Marine Co., Ltd.(1)	1,080	10,860
Hyundai Motor Co.	450	100,335
Hyundai Steel Co.	630	41,280
Industrial Bank of Korea	2,770	34,119
Kangwon Land, Inc.	850	24,586
Korea Electric Power Corp.(1)	1,320	50,470
Korea Zinc Co., Ltd.	100	32,952
Korean Air Lines Co., Ltd.(1)	531	17,074
Korean Reinsurance Co.	2,629	25,984
KT&G Corp.	290	23,241
LG Chem, Ltd.	190	48,499
LG Corp.	490	27,323
LG Display Co., Ltd.(1)	430	11,453
LG Electronics, Inc.	680	45,292
LG Hausys, Ltd.	140	24,716
LIG Insurance Co., Ltd.	490	14,364
Naver Corp.	55	39,606
NHN Entertainment Corp.(1)	214	17,506
POSCO	320	94,537
S-Oil Corp.	200	11,705
Samsung C&T Corp.	260	16,351
Samsung Electro-Mechanics Co., Ltd.	350	22,495
Samsung Electronics Co., Ltd.	206	268,616
Samsung Fine Chemicals Co., Ltd.	470	18,775
Samsung Fire & Marine Insurance Co., Ltd.	200	47,506
Samsung Heavy Industries Co., Ltd.	520	14,244
Samsung Life Insurance Co., Ltd.	510	47,466
Samsung Securities Co., Ltd.	690	26,368
SK Chemicals Co., Ltd.	120	6,999
SK Telecom Co., Ltd. ADR	1,500	34,635
TONGYANG Securities, Inc.	9,480	21,126
Woori Finance Holdings Co., Ltd.	1,900	21,422

		$1,601,691

Spain — 1.0%
Abertis Infraestructuras SA	3,328	$74,912
Acerinox SA	1,283	22,435
ACS Actividades de Construccion y Servicios SA	288	12,362
Amadeus IT Holding SA, Class A	2,081	86,550
CaixaBank SA	7,874	47,990
Enagas	3,436	105,859

Security	Shares	Value

Spain (continued)
Ferrovial SA	5,948	$132,214
Grifols SA	1,297	69,334
Iberdrola SA	734	5,127
Indra Sistemas SA	1,786	33,545
Industria de Diseno Textil SA	825	123,954
International Consolidated Airlines Group SA(1)	3,982	27,249
Red Electrica Corp. SA	1,150	94,663
Repsol SA	3,117	83,924
Telefonica SA	6,298	105,694

		$1,025,812

Sweden — 1.1%
Atlas Copco AB, Class A	258	$7,503
Elekta AB, Class B	1,029	14,360
Getinge AB, Class B	1,220	35,757
Hennes & Mauritz AB, Class B	3,229	132,172
Holmen AB, Class B	798	28,204
Investor AB, Class B	2,624	101,643
Millicom International Cellular SA SDR	510	50,549
Nordea Bank AB	12,845	186,132
Scania AB, Class B	1,443	43,963
Skandinaviska Enskilda Banken AB, Class A	8,671	119,772
Skanska AB, Class B	3,208	73,653
SKF AB, Class B	1,702	44,198
Svenska Cellulosa AB (SCA), Class B	149	4,189
Swedbank AB, Class A	2,741	73,354
Tele2 AB, Class B	1,802	23,028
Telefonaktiebolaget LM Ericsson, Class B	391	4,715
TeliaSonera AB	21,348	155,393

		$1,098,585

Switzerland — 1.5%
Actelion, Ltd.(1)	805	$79,255
Adecco SA(1)	1,004	84,288
Baloise Holding AG	319	38,846
Geberit AG	32	10,688
Givaudan SA(1)	40	63,127
Lonza Group AG(1)	258	27,002
Nestle SA	3,710	286,725
Novartis AG	2,526	219,591
Roche Holding AG PC	713	209,156
Schindler Holding AG	291	44,418
Schindler Holding AG PC	60	9,296
Sonova Holding AG(1)	503	72,666
Sulzer AG	212	32,712

22	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Switzerland (continued)
Swatch Group, Ltd. (The), Bearer Shares	123	$79,094
Swiss Life Holding AG(1)	44	10,840
Swiss Reinsurance Co., Ltd	1,472	128,713
Swisscom AG	193	117,417
Zurich Insurance Group AG(1)	192	55,058

		$1,568,892

Taiwan — 1.5%
Acer, Inc.(1)	73,000	$45,143
Advanced Semiconductor Engineering, Inc.	32,931	38,347
Ambassador Hotel	11,000	10,150
Asia Cement Corp.	12,178	16,021
Asia Optical Co., Inc.(1)	10,000	9,981
Asustek Computer, Inc.	6,000	62,034
Catcher Technology Co., Ltd.	7,000	59,105
Cathay Financial Holding Co., Ltd.	21,610	30,556
Cheng Shin Rubber Industry Co., Ltd.	11,765	33,791
China Airlines, Ltd.(1)	68,178	22,818
China Development Financial Holding Corp.	71,000	20,363
Chunghwa Telecom Co., Ltd.	22,000	68,795
Compal Electronics, Inc.	54,000	38,525
CTBC Financial Holding Co., Ltd.	62,057	36,922
Delta Electronics, Inc.	9,000	55,257
EVA Airways Corp.(1)	27,000	13,696
Far Eastern Department Stores, Ltd.	11,600	10,806
Far Eastern New Century Corp.	10,494	10,753
Far EasTone Telecommunications Co., Ltd.	9,000	19,460
First Financial Holding Co., Ltd.	15,313	8,983
Formosa Chemicals & Fibre Corp.	13,900	33,660
Formosa Petrochemical Corp.	11,000	27,667
Formosa Plastics Corp.	16,240	41,905
Formosan Rubber Group, Inc.	11,000	10,302
Foxconn International Holdings, Ltd.(1)	17,000	9,182
Foxconn Technology Co., Ltd.	19,845	49,379
Fubon Financial Holding Co., Ltd.	26,496	34,293
Giant Manufacturing Co., Ltd.	3,000	23,490
Goldsun Development & Construction Co., Ltd.	21,000	7,414
Hotai Motor Co., Ltd.	2,000	23,467
Hua Nan Financial Holdings Co., Ltd.	19,435	10,949
Mega Financial Holding Co., Ltd.	35,519	27,193
Nan Ya Plastics Corp.	24,410	53,528
Pou Chen Corp.	22,000	28,012
President Chain Store Corp.	5,000	37,206
Quanta Computer, Inc.	12,000	32,925
Radiant Opto-Electronics Corp.	7,789	31,403

Security	Shares	Value

Taiwan (continued)
Sanyang Industrial Co., Ltd.	12,000	$10,989
Shin Kong Synthetic Fibers Corp.	54,000	17,386
Siliconware Precision Industries Co., Ltd.	46,000	68,161
Standard Foods Corp.	7,052	19,402
Synnex Technology International Corp.	20,000	31,125
Taishin Financial Holdings Co., Ltd.	50,180	22,792
Taiwan Cement Corp.	23,000	36,546
Taiwan Cooperative Financial Holding Co., Ltd.	32,533	17,307
Taiwan Fertilizer Co., Ltd.	7,000	13,930
TPK Holding Co., Ltd.	6,887	52,612
TTY Biopharm Co., Ltd.	4,145	12,975
Uni-President Enterprises Corp.	19,100	32,336
United Microelectronics Corp.	30,000	13,081
Waterland Financial Holdings	67,485	21,157
Wistron Corp.	38,505	32,175
Yageo Corp.	84,000	39,998
Yuanta Financial Holding Co., Ltd.	54,000	26,956
Yuen Foong Yu Paper Manufacturing Co., Ltd.	21,000	9,258
Yulon Motor Co., Ltd.	13,000	20,230

		$1,591,897

Thailand — 0.8%
Advanced Info Service PCL(5)	10,700	$80,226
Airports of Thailand PCL(5)	3,400	20,533
Bangkok Bank PCL(5)	3,900	22,809
Bangkok Dusit Medical Services PCL(5)	46,000	21,115
Banpu PCL(5)	11,700	10,868
BEC World PCL(5)	15,500	26,256
Berli Jucker PCL(5)	11,500	17,016
Big C Supercenter PCL(5)	4,000	23,536
BTS Group Holdings PCL	50,000	12,927
Central Pattana PCL(5)	16,600	23,310
Charoen Pokphand Foods PCL(5)	24,400	20,405
CP ALL PCL(5)	26,300	34,186
Delta Electronics (Thailand) PCL(5)	13,100	23,141
Electricity Generating PCL(5)	3,800	15,455
Hana Microelectronics PCL(5)	14,200	14,170
Intouch Holdings PCL(5)	8,200	19,810
Kasikornbank PCL(5)	7,900	48,110
Krung Thai Bank PCL(5)	32,600	18,282
Minor International PCL(5)	16,200	12,342
PTT Exploration & Production PCL(5)	8,612	42,507
PTT Global Chemical PCL(5)	12,600	27,198
PTT PCL(5)	6,000	58,090
Siam Cement PCL (The)(5)	2,200	29,712

23	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thailand (continued)
Siam Commercial Bank PCL(5)	8,700	$44,606
Sino Thai Engineering & Construction PCL(5)	20,586	11,872
Thai Beverage PCL	77,411	36,524
Thai Oil PCL(5)	9,000	14,555
Thai Union Frozen Products PCL(5)	4,560	9,881
Thanachart Capital PCL(5)	19,800	21,318
TMB Bank PCL(5)	171,700	12,226
Total Access Communication PCL(5)	5,900	22,762
True Corp. PCL(1)(5)	85,200	17,838

		$813,586

Turkey — 0.8%
Akbank TAS	15,500	$54,416
Akenerji Elektrik Uretim AS(1)	32,983	20,210
Anadolu Efes Biracilik ve Malt Sanayii AS	2,500	29,983
Arcelik AS	3,600	22,252
BIM Birlesik Magazalar AS	2,300	53,242
Coca-Cola Icecek AS	800	18,789
Enka Insaat ve Sanayi AS	8,515	25,884
Eregli Demir ve Celik Fabrikalari TAS	31,980	44,499
Haci Omer Sabanci Holding AS	10,600	44,876
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	33,629	24,155
KOC Holding AS	12,020	53,864
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	9,300	11,222
Petkim Petrokimya Holding AS(1)	9,000	12,834
Tekfen Holding AS	6,700	16,966
Tupras-Turkiye Petrol Rafinerileri AS	2,200	49,770
Turk Hava Yollari Anonim Ortakligi (THY) AS	11,345	36,427
Turk Sise ve Cam Fabrikalari AS	13,061	16,395
Turk Telekomunikasyon AS	5,500	16,555
Turkcell Iletisim Hizmetleri AS(1)	11,300	65,997
Turkiye Garanti Bankasi AS	16,600	61,149
Turkiye Halk Bankasi AS	7,600	51,099
Turkiye Is Bankasi	13,500	31,927
Turkiye Vakiflar Bankasi TAO	4,800	10,081
Ulker Gida Sanayi ve Ticaret AS	1,300	9,962
Yapi ve Kredi Bankasi AS	10,500	21,953
Yazicilar Holding AS	2,100	19,182

		$823,689

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank (PJSC)	17,000	$36,015
Abu Dhabi National Hotels	13,000	11,686
Air Arabia (PJSC)	48,200	17,375

Security	Shares	Value

United Arab Emirates (continued)
Aldar Properties (PJSC)	10,700	$11,740
Arabtec Holding Co.(1)	27,700	67,761
DP World, Ltd.	4,000	74,048
Emaar Properties (PJSC)	20,400	60,665
First Gulf Bank (PJSC)	11,700	55,304
National Bank of Abu Dhabi (PJSC)	10,579	41,131
Ras Al Khaimah Ceramics	9,768	10,138
Union National Bank	17,575	34,440

		$420,303

United Kingdom — 2.6%
Aberdeen Asset Management PLC	1,370	$10,133
Anglo American PLC	2,201	58,840
Associated British Foods PLC	1,345	67,533
AstraZeneca PLC	852	67,252
Aviva PLC	16,068	143,195
BAE Systems PLC	6,326	42,798
Barclays PLC	21,142	90,277
BHP Billiton PLC	1,281	41,587
BP PLC	19,562	165,164
Bunzl PLC	889	25,329
Burberry Group PLC	3,498	87,850
Capita PLC	2,152	39,462
Centrica PLC	25,833	144,072
Cobham PLC	12,471	65,059
Coca-Cola HBC AG	1,526	38,673
Diageo PLC	5,237	160,461
Experian PLC	1,622	31,186
HSBC Holdings PLC	7,922	80,944
Kingfisher PLC	2,686	19,007
Lloyds Banking Group PLC(1)	72,076	91,912
Marks & Spencer Group PLC	4,767	35,640
Melrose Industries PLC	2,413	11,653
National Grid PLC	1,688	23,992
Old Mutual PLC	27,076	91,519
Prudential PLC	1,639	37,679
Randgold Resources, Ltd.	694	55,786
Reed Elsevier PLC	1,183	17,446
Rio Tinto PLC	949	51,595
Royal Dutch Shell PLC, Class A	5,248	207,475
Royal Dutch Shell PLC, Class B	629	26,708
Sage Group PLC (The)	4,702	33,918
Schroders PLC	596	25,775
Serco Group PLC	5,870	33,457
Severn Trent PLC	778	24,251

24	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)
Shire PLC	569	$32,542
Smiths Group PLC	1,513	34,154
SSE PLC	350	9,025
Standard Chartered PLC	3,539	76,645
Tesco PLC	19,556	96,879
Travis Perkins PLC	1,209	34,904
Tullow Oil PLC	2,917	43,391
Unilever PLC	603	26,974
United Utilities Group PLC	1,376	18,509
Vodafone Group PLC ADR	22,169	84,167
Whitbread PLC	727	50,146
Wolseley PLC	632	36,621

		$2,691,585

United States — 40.4%
3M Co.	2,062	$286,804
A.O. Smith Corp.	542	25,344
Abaxis, Inc.(1)	716	29,077
Abbott Laboratories	3,499	135,551
AbbVie, Inc.	2,662	138,637
Accenture PLC, Class A	1,915	153,621
Acorda Therapeutics, Inc.(1)	789	27,970
Actavis PLC(1)	612	125,050
Advance Auto Parts, Inc.	215	26,077
AGL Resources, Inc.	3,074	165,996
Air Products and Chemicals, Inc.	1,557	182,979
Airgas, Inc.	1,044	110,935
Akamai Technologies, Inc.(1)	501	26,588
Alaska Air Group, Inc.	652	61,340
Alere, Inc.(1)	1,048	35,003
Alexion Pharmaceuticals, Inc.(1)	663	104,887
Allergan, Inc.	248	41,128
Allied Nevada Gold Corp.(1)	11,792	39,975
Allied World Assurance Co. Holdings, Ltd.	261	28,107
Altera Corp.	533	17,333
Altria Group, Inc.	7,946	318,714
Amazon.com, Inc.(1)	511	155,410
Amdocs, Ltd.	4,549	211,665
Ameren Corp.	2,515	103,895
American Electric Power Co., Inc.	2,656	142,919
American Express Co.	908	79,386
American Financial Group, Inc.	2,206	128,897
American States Water Co.	1,494	45,358
American Tower Corp.	604	50,446
American Water Works Co., Inc.	867	39,475

Security	Shares	Value

United States (continued)
AmerisourceBergen Corp.	2,751	$179,310
Amgen, Inc.	1,814	202,714
Amsurg Corp.(1)	956	41,404
Analog Devices, Inc.	2,718	139,406
Analogic Corp.	311	23,350
AOL, Inc.(1)	1,065	45,593
Aon PLC	1,042	88,445
Apache Corp.	148	12,846
Apple, Inc.	326	192,369
Applied Industrial Technologies, Inc.	306	14,664
Applied Materials, Inc.	2,608	49,708
AptarGroup, Inc.	2,395	161,471
Aqua America, Inc.	825	20,699
Arch Capital Group, Ltd.(1)	1,291	74,000
Argo Group International Holdings, Ltd.	425	18,879
Arthur J. Gallagher & Co.	2,726	122,725
Ascent Capital Group, Inc., Series A(1)	213	14,648
Associated Banc-Corp.	2,471	43,366
Astoria Financial Corp.	1,769	23,457
AT&T, Inc.	12,772	455,960
Automatic Data Processing, Inc.	4,009	312,542
AutoNation, Inc.(1)	435	23,051
AutoZone, Inc.(1)	103	54,991
Avago Technologies, Ltd.	394	25,019
Avery Dennison Corp.	2,582	125,640
Avista Corp.	1,068	34,336
Axis Capital Holdings, Ltd.	1,105	50,554
AZZ, Inc.	1,018	44,202
Banco Latinoamericano de Comercio Exterior SA, Class E	936	24,074
Bank of Hawaii Corp.	2,184	120,491
Bank of the Ozarks, Inc.	480	28,752
Baxter International, Inc.	1,073	78,104
BB&T Corp.	1,973	73,652
Becton, Dickinson and Co.	920	103,988
Bemis Co., Inc.	1,952	78,548
Berkshire Hathaway, Inc., Class B(1)	1,517	195,465
Bio Reference Labs, Inc.(1)	808	20,523
Biogen Idec, Inc.(1)	266	76,374
BioMarin Pharmaceutical, Inc.(1)	519	30,221
Black Hills Corp.	393	22,696
Blackbaud, Inc.	1,358	41,351
Bob Evans Farms, Inc.	215	10,077
Boston Private Financial Holdings, Inc.	2,240	28,022
Bristol-Myers Squibb Co.	4,629	231,867
Bristow Group, Inc.	1,440	110,592
Broadridge Financial Solutions, Inc.	3,218	123,378

25	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Brown-Forman Corp., Class B	1,452	$130,273
Buffalo Wild Wings, Inc.(1)	272	39,745
Bunge, Ltd.	200	15,930
CA, Inc.	2,922	88,069
Cabot Microelectronics Corp.(1)	632	27,410
California Water Service Group	1,648	37,080
Campbell Soup Co.	3,680	167,403
Cardinal Health, Inc.	2,136	148,473
Carnival Corp.	3,554	139,708
Caterpillar, Inc.	1,382	145,663
Celgene Corp.(1)	799	117,461
CenturyLink, Inc.	4,011	140,024
Cerner Corp.(1)	1,977	101,420
Chemical Financial Corp.	558	15,663
Chevron Corp.	2,308	289,700
Chipotle Mexican Grill, Inc.(1)	211	105,184
Cincinnati Financial Corp.	2,123	103,475
Cinemark Holdings, Inc.	2,696	79,856
Cintas Corp.	2,660	156,754
City National Corp.	356	25,835
Clean Harbors, Inc.(1)	866	51,960
Clorox Co. (The)	1,605	145,573
CME Group, Inc.	1,250	87,988
Coca-Cola Co. (The)	7,126	290,670
Coeur d’Alene Mines Corp.(1)	4,865	42,131
Cogent Communications Group, Inc.	1,139	39,261
Cognizant Technology Solutions Corp., Class A(1)	1,644	78,756
Colgate-Palmolive Co.	2,254	151,694
Colony Financial, Inc.	854	18,575
Columbia Banking System, Inc.	563	13,974
Comerica, Inc.	1,423	68,646
Commerce Bancshares, Inc.	1,881	81,786
Compass Minerals International, Inc.	1,001	91,692
ConAgra Foods, Inc.	3,585	109,378
CONMED Corp.	899	41,651
ConocoPhillips	2,488	184,883
Consolidated Edison, Inc.	3,040	176,411
Copa Holdings SA, Class A	670	90,638
Costar Group, Inc.(1)	320	51,485
Costco Wholesale Corp.	3,074	355,600
Covanta Holding Corp.	5,264	97,121
Cracker Barrel Old Country Store, Inc.	1,339	126,857
CST Brands, Inc.	667	21,764
Cullen/Frost Bankers, Inc.	1,718	131,272
Cummins, Inc.	306	46,160
CVR Energy, Inc.	1,690	83,064

Security	Shares	Value

United States (continued)
CVS Caremark Corp.	1,715	$124,715
Darden Restaurants, Inc.	2,784	138,393
Deere & Co.	1,003	93,620
Delta Air Lines, Inc.	2,450	90,234
Devon Energy Corp.	2,244	157,080
Diamond Offshore Drilling, Inc.	2,353	128,497
DineEquity, Inc.	1,778	134,790
Discovery Communications, Inc., Class A(1)	511	38,785
Dollar Tree, Inc.(1)	318	16,558
Dominion Resources, Inc.	1,674	121,432
Domtar Corp.	1,086	101,389
Dow Chemical Co. (The)	2,167	108,133
Dr Pepper Snapple Group, Inc.	1,534	85,014
DST Systems, Inc.	1,778	163,914
DSW, Inc., Class A	124	4,140
DTE Energy Co.	1,308	102,207
Duke Energy Corp.	4,060	302,429
E.I. du Pont de Nemours & Co.	4,206	283,148
Eaton Corp. PLC	810	58,838
eBay, Inc.(1)	1,182	61,263
Ecolab, Inc.	628	65,714
Edwards Lifesciences Corp.(1)	289	23,545
Eli Lilly & Co.	2,799	165,421
EMC Corp.	1,209	31,192
EMCOR Group, Inc.	999	45,944
Emerson Electric Co.	3,089	210,608
Endurance Specialty Holdings, Ltd.	2,155	109,517
EnPro Industries, Inc.(1)	539	38,382
Entergy Corp.	2,145	155,512
ESCO Technologies, Inc.	488	16,309
Everest Re Group, Ltd.	294	46,461
Exxon Mobil Corp.	4,934	505,291
Facebook, Inc., Class A(1)	3,582	214,132
Fastenal Co.	282	14,123
FedEx Corp.	802	109,272
Fidelity National Information Services, Inc.	1,276	68,177
First Commonwealth Financial Corp.	2,296	19,723
First Financial Bankshares, Inc.	1,009	59,581
First Midwest Bancorp, Inc.	1,278	20,921
First Niagara Financial Group, Inc.	5,011	44,698
FirstEnergy Corp.	3,337	112,624
Fiserv, Inc.(1)	908	55,188
Foot Locker, Inc.	669	31,129
Forward Air Corp.	1,084	47,945
Franklin Electric Co., Inc.	554	21,423
Freeport-McMoRan Copper & Gold, Inc.	4,557	156,624

26	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Frontier Communications Corp.	30,856	$183,593
Garmin, Ltd.	2,287	130,588
General Electric Co.	4,110	110,518
General Mills, Inc.	2,260	119,825
Genuine Parts Co.	903	78,669
Gilead Sciences, Inc.(1)	222	17,425
Global Payments, Inc.	566	37,826
Golar LNG, Ltd.	2,042	90,256
Google, Inc., Class A(1)	269	143,883
Google, Inc., Class C	269	141,672
Graham Holdings Co., Class B	43	28,863
GulfMark Offshore, Inc., Class A	556	25,026
Hanger Orthopedic Group, Inc.(1)	598	20,733
Harris Corp.	1,646	121,014
Hasbro, Inc.	2,479	136,990
Hawaiian Electric Industries Co.	4,885	117,191
HeartWare International, Inc.(1)	378	32,115
Hecla Mining Co.	15,974	49,040
HEICO Corp.	480	26,554
Hershey Co. (The)	1,224	117,798
Hittite Microwave Corp.(1)	593	35,200
HollyFrontier Corp.	2,950	155,140
Home BancShares, Inc.	262	8,308
Home Depot, Inc. (The)	1,839	146,219
Howard Hughes Corp. (The)(1)	181	25,840
Hubbell, Inc., Class B	136	16,010
IBERIABANK Corp.	578	36,356
ICU Medical, Inc.(1)	208	11,602
IDACORP, Inc.	407	22,849
IDEX Corp.	526	39,224
IHS, Inc.(1)	227	27,383
Illinois Tool Works, Inc.	2,673	227,820
Integrys Energy Group, Inc.	2,707	165,885
Intel Corp.	9,065	241,945
International Business Machines Corp.	1,025	201,382
International Flavors & Fragrances, Inc.	1,412	139,110
Intersil Corp.	4,056	50,051
Investors Bancorp, Inc.	1,430	38,224
Isis Pharmaceuticals, Inc.(1)	1,197	31,852
J.B. Hunt Transport Services, Inc.	68	5,175
j2 Global, Inc.	442	20,491
Jack Henry & Associates, Inc.	1,893	104,418
Jack in the Box, Inc.(1)	1,099	58,840
JetBlue Airways Corp.(1)	4,413	34,885
Johnson & Johnson	4,187	424,101
Jones Lang LaSalle, Inc.	222	25,728

Security	Shares	Value

United States (continued)
JoS. A. Bank Clothiers, Inc.(1)	435	$28,079
Kaiser Aluminum Corp.	534	37,594
Kellogg Co.	1,710	114,279
KeyCorp	1,722	23,488
Kimberly-Clark Corp.	966	108,433
Kinder Morgan, Inc.	1,584	51,733
Kirby Corp.(1)	273	27,469
Kohl’s Corp.	1,127	61,748
Kraft Foods Group, Inc.	1,023	58,168
L Brands, Inc.	1,441	78,102
L-3 Communications Holdings, Inc.	1,361	157,019
Lam Research Corp.(1)	491	28,287
Landstar System, Inc.	2,336	147,145
Las Vegas Sands Corp.	133	10,524
Leggett & Platt, Inc.	2,659	87,375
Leidos Holdings, Inc.	1,700	63,308
Lennox International, Inc.	387	32,442
Linear Technology Corp.	3,544	157,708
Lions Gate Entertainment Corp.	877	23,267
Lockheed Martin Corp.	613	100,618
Lorillard, Inc.	2,799	166,317
Lowe’s Companies, Inc.	2,274	104,399
M&T Bank Corp.	2,371	289,286
Madison Square Garden Co. (The)(1)	921	50,287
Manhattan Associates, Inc.(1)	1,016	32,034
Marathon Oil Corp.	3,449	124,681
Marathon Petroleum Corp.	2,427	225,590
Marsh & McLennan Cos., Inc.	3,505	172,832
Martin Marietta Materials, Inc.	191	23,747
MasterCard, Inc., Class A	2,465	181,301
Mattel, Inc.	2,273	89,136
Maxim Integrated Products, Inc.	362	11,743
McDonald’s Corp.	2,863	290,251
McGraw Hill Financial, Inc.	1,311	96,922
McKesson Corp.	1,360	230,098
MDC Holdings, Inc.	765	21,114
MeadWestvaco Corp.	1,989	77,710
Medicines Co. (The)(1)	888	23,621
Medtronic, Inc.	2,503	147,226
Merck & Co., Inc.	5,925	346,968
Mercury General Corp.	2,755	131,854
Meredith Corp.	4,483	197,566
MGE Energy, Inc.	619	23,658
Microchip Technology, Inc.	3,950	187,783
Microsoft Corp.	9,426	380,810
Minerals Technologies, Inc.	932	55,445

27	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Mondelez International, Inc., Class A	2,898	$103,314
Monsanto Co.	958	106,051
Morningstar, Inc.	257	18,846
Murphy Oil Corp.	2,654	168,343
Murphy USA, Inc.(1)	361	15,343
MWI Veterinary Supply, Inc.(1)	182	28,508
National Health Investors, Inc.	289	17,828
National Healthcare Corp.	397	21,728
National Oilwell Varco, Inc.	2,268	178,106
Neogen Corp.(1)	576	24,062
New York Community Bancorp, Inc.	9,833	151,527
Newmont Mining Corp.	5,821	144,535
NextEra Energy, Inc.	1,177	117,523
NIC, Inc.	1,775	32,554
NII Holdings, Inc.(1)	8,621	7,413
Noble Energy, Inc.	1,527	109,608
Nordstrom, Inc.	288	17,649
Northern Trust Corp.	308	18,557
Northrop Grumman Corp.	1,309	159,057
NorthWestern Corp.	973	47,074
Nucor Corp.	2,137	110,590
O’Reilly Automotive, Inc.(1)	151	22,467
Occidental Petroleum Corp.	1,859	177,999
Oceaneering International, Inc.	1,297	95,044
OGE Energy Corp.	1,034	38,599
Old Republic International Corp.	9,580	158,645
Olin Corp.	3,113	87,475
Omnicare, Inc.	523	30,998
Omnicom Group, Inc.	2,021	136,781
ONE Gas, Inc.	448	16,388
Oneok, Inc.	732	46,277
OpenTable, Inc.(1)	392	26,327
Oracle Corp.	990	40,471
Owens & Minor, Inc.	2,158	72,379
Packaging Corp. of America	2,245	149,584
PacWest Bancorp	395	15,551
Pandora Media, Inc.(1)	517	12,108
Panera Bread Co., Class A(1)	232	35,489
Papa John’s International, Inc.	483	21,184
Parker Hannifin Corp.	593	75,240
PartnerRe, Ltd.	1,866	196,676
Patterson Cos., Inc.	3,555	144,688
Paychex, Inc.	4,982	208,297
PDL BioPharma, Inc.	13,313	113,027
PennyMac Mortgage Investment Trust	1,550	36,332
People’s United Financial, Inc.	8,880	126,806

Security	Shares	Value

United States (continued)
Pepco Holdings, Inc.	6,791	$181,727
PepsiCo, Inc.	4,349	373,536
Pfizer, Inc.	9,508	297,410
Philip Morris International, Inc.	4,043	345,393
Phillips 66	1,261	104,940
Piedmont Natural Gas Co., Inc.	428	15,318
Pinnacle Financial Partners, Inc.(1)	706	24,406
PNC Financial Services Group, Inc. (The)	1,019	85,637
Power Integrations, Inc.	543	25,646
PPG Industries, Inc.	413	79,965
PPL Corp.	2,389	79,649
Praxair, Inc.	1,810	236,295
Prestige Brands Holdings, Inc.(1)	863	28,928
priceline.com, Inc.(1)	181	209,553
Pricesmart, Inc.	293	28,140
ProAssurance Corp.	2,929	133,035
Procter & Gamble Co. (The)	4,062	335,318
Progressive Corp.	3,052	74,011
Public Service Enterprise Group, Inc.	2,112	86,529
Quest Diagnostics, Inc.	1,488	83,224
Ralph Lauren Corp.	78	11,807
Raytheon Co.	1,519	145,034
Regal Entertainment Group	8,200	154,160
Regal-Beloit Corp.	187	13,975
Republic Services, Inc.	4,423	155,203
Retail Opportunity Investments Corp.	1,064	16,641
Reynolds American, Inc.	2,739	154,562
Rockwell Automation, Inc.	283	33,728
Ross Stores, Inc.	352	23,964
Royal Gold, Inc.	735	48,657
RPM International, Inc.	3,658	156,050
RR Donnelley & Sons Co.	3,058	53,821
SBA Communications Corp., Class A(1)	399	35,814
SCANA Corp.	1,844	98,986
Schlumberger, Ltd.	2,865	290,941
Science Applications International Corp.	516	20,124
Scotts Miracle-Gro Co. (The), Class A	2,318	141,885
Seattle Genetics, Inc.(1)	1,072	41,251
Selective Insurance Group, Inc.	1,046	23,995
SemGroup Corp., Class A	520	33,218
Sempra Energy	1,551	152,944
Sherwin-Williams Co. (The)	428	85,532
Sigma-Aldrich Corp.	459	44,160
Signature Bank(1)	509	60,479
Sonoco Products Co.	3,276	137,854
Southern Co. (The)	4,713	215,997

28	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Southwest Airlines Co.	4,689	$113,333
Southwest Gas Corp.	259	14,248
Spectra Energy Corp.	7,776	308,785
Sprint Nextel Corp.(1)	2,876	24,446
Standex International Corp.	316	18,761
Stanley Black & Decker, Inc.	144	12,368
Starbucks Corp.	2,960	209,035
Stryker Corp.	348	27,057
Sysco Corp.	4,106	149,582
TAL International Group, Inc.(1)	2,719	114,687
Targa Resources Corp.	496	53,563
Target Corp.	3,423	211,370
Techne Corp.	361	32,241
TECO Energy, Inc.	4,268	76,653
Teekay Corp.	3,643	204,409
Teleflex, Inc.	1,183	120,772
Tesoro Corp.	1,248	70,250
Tetra Tech, Inc.(1)	1,285	36,841
Texas Capital Bancshares, Inc.(1)	504	28,320
Texas Industries, Inc.(1)	575	49,853
Texas Instruments, Inc.	2,153	97,854
Texas Roadhouse, Inc.	1,171	28,971
TFS Financial Corp.(1)	2,168	29,030
Thomson Reuters Corp.	5,475	198,085
Tidewater, Inc.	2,483	126,459
Time Warner Cable, Inc.	539	76,247
Time Warner, Inc.	3,951	262,583
TJX Cos., Inc. (The)	1,842	107,168
Towers Watson & Co., Class A	448	50,275
Tredegar Corp.	1,164	24,223
Trex Co., Inc.(1)	90	7,067
Tyco International, Ltd.	261	10,675
Tyler Technologies, Inc.(1)	266	21,719
U.S. Bancorp	5,583	227,675
UGI Corp.	681	31,796
UIL Holdings Corp.	530	19,467
Umpqua Holdings Corp.	1,733	28,820
Union Pacific Corp.	585	111,402
United Bankshares, Inc.	393	11,495
United Parcel Service, Inc., Class B	3,201	315,298
United Technologies Corp.	1,897	224,472
UnitedHealth Group, Inc.	2,697	202,383
URS Corp.	529	24,926
Valero Energy Corp.	2,180	124,631
Validus Holdings, Ltd.	2,249	83,370
Valspar Corp. (The)	409	29,873

Security	Shares	Value

United States (continued)
ValueVision Media, Inc.(1)	2,843	$13,305
Vectren Corp.	2,973	120,615
VeriSign, Inc.(1)	298	14,060
Verizon Communications, Inc.	8,745	408,654
Viacom, Inc., Class B	1,085	92,203
Visa, Inc., Class A	1,261	255,491
Vistaprint NV(1)	466	18,393
Vitamin Shoppe, Inc.(1)	274	13,119
W.W. Grainger, Inc.	128	32,563
Wal-Mart Stores, Inc.	3,800	302,898
Walgreen Co.	1,057	71,770
Walt Disney Co. (The)	740	58,712
Washington Federal, Inc.	2,109	45,512
Waste Connections, Inc.	726	32,423
Waste Management, Inc.	9,455	420,275
Watsco, Inc.	358	36,842
WellPoint, Inc.	1,641	165,216
Wells Fargo & Co.	3,184	158,054
Wendy’s Co. (The)	3,955	32,866
Werner Enterprises, Inc.	3,338	85,453
Westamerica Bancorporation	569	28,917
Westar Energy, Inc.	4,246	152,346
Western Alliance Bancorp(1)	1,256	28,976
Western Refining, Inc.	1,219	53,027
White Mountains Insurance Group, Ltd.	31	18,484
Williams Cos., Inc.	3,398	143,294
Windstream Holdings, Inc.	9,021	81,820
World Fuel Services Corp.	521	23,726
Wynn Resorts, Ltd.	416	84,818
Xcel Energy, Inc.	4,602	146,666
Xilinx, Inc.	773	36,478
Yahoo! Inc.(1)	327	11,756
Yum! Brands, Inc.	1,565	120,489
Zions Bancorporation	770	22,268

		$42,139,541

Total Common Stocks (identified cost $66,594,448)		$83,783,553

Equity-Linked Securities(6)(7) — 1.3%

Security	Maturity Date	Shares	Value

India — 1.3%
Adani Enterprises, Ltd.	11/2/16	6,600	$45,705
Adani Ports and Special Economic Zone	11/2/16	5,500	17,133

29	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Maturity Date	Shares	Value

India (continued)
Apollo Hospitals Enterprises, Ltd.	11/2/16	1,100	$16,308
Asian Paints, Ltd.	8/17/16	2,300	19,251
Axis Bank, Ltd.	10/8/14	1,000	25,145
Bajaj Auto, Ltd.	7/29/16	700	22,183
Bharat Heavy Electricals, Ltd.	9/29/14	7,300	21,864
Bharti Airtel, Ltd.	9/29/14	10,400	56,524
Cairn India, Ltd.	9/29/14	5,800	32,219
Cipla, Ltd.	9/29/14	3,100	20,414
Coal India, Ltd.	11/2/16	7,500	36,262
DLF, Ltd.	11/2/16	10,600	24,592
Federal Bank, Ltd.	7/29/16	12,862	19,293
GAIL India, Ltd.	4/6/16	4,100	25,133
GlaxoSmithKline Pharmaceuticals, Ltd.	11/3/16	300	12,263
Hero Motocorp, Ltd.	10/8/14	700	25,525
Hindalco Industries, Ltd.	6/30/16	5,400	12,015
Hindustan Unilever, Ltd.	10/1/14	3,800	35,739
Hindustan Zinc, Ltd.	10/13/14	11,300	24,182
IDBI Bank, Ltd.	11/2/16	28,400	32,092
Idea Cellular, Ltd.	11/2/16	7,800	17,394
Indian Oil Corp., Ltd.	4/26/16	5,800	25,317
IndusInd Bank, Ltd.	12/15/14	4,400	34,892
Infrastructure Development Finance Company, Ltd.	10/8/14	18,700	34,595
ITC, Ltd.	9/29/14	9,000	50,850
Jindal Steel and Power, Ltd. JSPL	9/29/14	4,300	18,189
Kotak Mahindra Bank, Ltd.	10/13/14	2,600	34,580
Larsen & Toubro, Ltd.	11/4/14	1,900	40,745
Lupin, Ltd.	11/2/16	1,660	27,224
Mahindra & Mahindra, Ltd.	10/15/14	2,100	37,401
National Hydroelectric Power Corp., Ltd.	11/2/16	57,100	17,987
Nestle India, Ltd.	9/8/15	150	11,855
NMDC, Ltd.	11/2/16	14,500	36,105
NTPC, Ltd.	4/26/16	18,800	36,284
Oil and Natural Gas Corp., Ltd.	4/26/16	10,700	57,619
Oil India, Ltd.	11/2/16	3,450	27,289
Power Finance Co.	7/27/15	6,500	19,793
Power Grid Corp. of India, Ltd.	11/16/15	18,700	32,725
Reliance Infrastructure, Ltd.	4/26/16	1,700	14,331
Shriram Transport Finance Co.	9/24/14	952	11,595
Sun Pharmaceutical Industries, Ltd.	4/26/16	3,400	35,649
Tata Chemicals, Ltd.	6/30/16	1,900	8,959
Tata Consultancy Services, Ltd.	10/13/14	2,400	87,072
Tata Power Co., Ltd.	4/26/16	15,600	20,202
Tata Power Co., Ltd.	4/5/19	2,151	2,786
Tata Steel, Ltd.	10/13/14	4,200	27,888
Union Bank of India, Ltd.	7/29/16	9,500	23,797

Security	Maturity Date	Shares	Value

India (continued)
Wipro, Ltd.	10/13/14	3,793	$32,828
Yes Bank, Ltd.	11/2/16	5,100	37,255

Total Equity-Linked Securities (identified cost $1,260,731)			$1,387,048

Rights(1) — 0.0%(2)

Security	Shares	Value

Egypt Kuwait Holding Co., Exp. 5/1/14	5,520	$994

Total Rights (identified cost $0)		$994

Warrants(1) — 0.0%(2)

Security	Shares	Value
BTS Group Holdings PCL, Exp. 11/1/18, Strike THB 12.00	16,667	$417

Total Warrants (identified cost $0)		$417

Short-Term Investments — 14.4%

U.S. Treasury Obligations — 1.9%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 3/5/15(8)	$2,000	$1,998,632

Total U.S. Treasury Obligations (identified cost $1,997,989)		$1,998,632

Other — 12.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(9)	$13,000	$12,999,693

Total Other (identified cost $12,999,693)		$12,999,693

Total Short-Term Investments (identified cost $14,997,682)		$14,998,325

Total Investments — 96.0% (identified cost $82,852,861)		$100,170,337

Other Assets, Less Liabilities — 4.0%		$4,156,512

Net Assets — 100.0%		$104,326,849

30	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
GDR	–	Global Depositary Receipt
PC	–	Participation Certificate
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares
SDR	–	Swedish Depositary Receipt
THB	–	Thai Baht

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2014, the aggregate value of these securities is $237,353 or 0.2% of the Portfolio’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $1,387,048 or 1.3% of the Portfolio’s net assets.

(7)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	59.7%	$62,238,312
Euro	8.0	8,381,747
Hong Kong Dollar	2.7	2,825,513
British Pound Sterling	2.6	2,691,585
Japanese Yen	2.4	2,550,048
New Taiwan Dollar	1.5	1,582,715
Swiss Franc	1.5	1,568,892
South Korean Won	1.5	1,567,056
South African Rand	1.5	1,549,654
Australian Dollar	1.3	1,307,823
Brazilian Real	1.1	1,198,615
Swedish Krona	1.1	1,098,585
Other currency, less than 1% each	11.1	11,609,792

Total Investments	96.0%	$100,170,337

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	14.3%	$14,980,414
Industrials	9.5	9,925,502
Consumer Discretionary	8.5	8,847,577
Consumer Staples	8.2	8,553,717
Materials	7.9	8,246,161
Information Technology	7.8	8,170,223
Energy	7.6	7,896,148
Health Care	7.2	7,536,581
Utilities	5.9	6,135,231
Telecommunication Services	4.7	4,880,458
Short-Term Investments	14.4	14,998,325

Total Investments	96.0%	$100,170,337

31	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value (identified cost, $69,853,168)	$87,170,644
Affiliated investment, at value (identified cost, $12,999,693)	12,999,693
Cash	43,212
Restricted cash*	4,180,593
Foreign currency, at value (identified cost, $474,278)	474,250
Dividends receivable	170,332
Interest receivable from affiliated investment	1,443
Receivable for investments sold	2,127,590
Receivable for open swap contracts	313,441
Tax reclaims receivable	105,197
Total assets	$107,586,395

Liabilities
Payable for investments purchased	$891,676
Payable for variation margin on open financial futures contracts	86,302
Payable for open swap contracts	432,036
Payable for closed swap contracts	1,642,266
Payable to affiliates:
Investment adviser fee	69,936
Trustees’ fees	647
Accrued foreign capital gains taxes	512
Accrued expenses	136,171
Total liabilities	$3,259,546
Net Assets applicable to investors’ interest in Portfolio	$104,326,849

Sources of Net Assets
Investors’ capital	$88,476,826
Net unrealized appreciation	15,850,023
Total	$104,326,849

*	Represents restricted cash on deposit at the broker for open derivative contracts.

32	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Dividends (net of foreign taxes, $76,459)	$1,558,002
Interest	4,691
Interest allocated from affiliated investment	10,663
Expenses allocated from affiliated investment	(1,286)
Total investment income	$1,572,070

Expenses
Investment adviser fee	$574,982
Trustees’ fees and expenses	3,725
Custodian fee	206,818
Legal and accounting services	32,223
Miscellaneous	15,070
Total expenses	$832,818
Deduct —
Reduction of custodian fee	$95
Total expense reductions	$95

Net expenses	$832,723

Net investment income	$739,347

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $314)	$7,609,281
Investment transactions allocated from affiliated investment	114
Financial futures contracts	(5,397,128)
Swap contracts	(533,405)
Foreign currency transactions	(15,184)
Net realized gain	$1,663,678
Change in unrealized appreciation (depreciation) —
Investments (net of decrease in accrued foreign capital gains taxes of $1,234)	$(5,010,994)
Financial futures contracts	1,900,295
Swap contracts	(357,294)
Foreign currency	3,769
Net change in unrealized appreciation (depreciation)	$(3,464,224)

Net realized and unrealized loss	$(1,800,546)

Net decrease in net assets from operations	$(1,061,199)

33	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$739,347	$1,254,711
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	1,663,678	(15,740,595)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(3,464,224)	10,590,324
Net decrease in net assets from operations	$(1,061,199)	$(3,895,560)
Capital transactions —
Contributions	$5,910,852	$15,302,603
Withdrawals	(90,317,618)	(85,317,708)
Net decrease in net assets from capital transactions	$(84,406,766)	$(70,015,105)

Net decrease in net assets	$(85,467,965)	$(73,910,665)

Net Assets
At beginning of period	$189,794,814	$263,705,479
At end of period	$104,326,849	$189,794,814

34	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Supplementary Data

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	1.17	%(2)	1.26%	1.30	%(3)
Net investment income	1.03	%(2)	0.53%	0.56%
Portfolio Turnover	4	%(4)	65%	22%

Total Return	(0.33	)%(4)	(1.59)%	1.60%

Net assets, end of period (000’s omitted)	$104,327		$189,795	$263,705

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)

The investment adviser subsidized certain operating expenses (equal to 0.05% of average daily net assets for the year ended October 31, 2012). A portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would have been lower.

(4)	Not annualized.

35	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Market Neutral Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Multi-Strategy All Market Fund and Parametric Market Neutral Fund held an interest of 55.6%, 7.5% and 28.3%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2014 were $2,587,250 or 2.5% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

36

Parametric Market Neutral Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

37

Parametric Market Neutral Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

L  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR, the investment advisory agreement between the Subsidiary and BMR and subsequent fee reduction agreements, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.80% of its respective average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $574,982 or 0.80% (annualized) of the Portfolio’s consolidated average daily net assets. Pursuant to sub-advisory agreements, BMR pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its adviser fee for sub-advisory services provided to the Portfolio and the Subsidiary. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $4,511,364 and $76,432,412, respectively, for the six months ended April 30, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$83,558,452

Gross unrealized appreciation	$19,165,197
Gross unrealized depreciation	(2,553,312)

Net unrealized appreciation	$16,611,885

38

Parametric Market Neutral Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

6/14	96 E-mini MSCI EAFE Index	Short	$(8,821,964)	$(9,236,640)	$(414,676)
6/14	41 E-mini MSCI Emerging Markets Index	Short	(1,904,540)	(2,038,725)	(134,185)
6/14	423 E-mini S&P 500 Index	Short	(38,912,963)	(39,717,585)	(804,622)

					$(1,353,483)

Total Return Swaps
Counterparty	Notional Amount	Portfolio Pays/ Receives Return on Reference Index	Reference Index	Portfolio Pays/ Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)

Bank of America	$10,022,712	Pays	Total Return on MSCI Daily Net EAFE USD Index	Receives	3-Month USD- LIBOR-BBA+0.02%	10/31/14	$(17,307)
Bank of America	16,492,911	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD- LIBOR-BBA+0.04%	10/31/14	(39,868)
Merrill Lynch International	20,359,250	Pays	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.15%	5/7/14	(197,968)
Merrill Lynch International	1,617,430	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.20	5/7/14	(58,617)
Merrill Lynch International	404,357	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.20	5/7/14	(1,829)
Merrill Lynch International	1,617,430	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.20	5/7/14	6,827
Merrill Lynch International	404,357	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.20	5/7/14	(10,180)
Merrill Lynch International	1,617,430	Receives	Excess Return on S&P GSCI 1 Month Forward Gas Oil Index	Pays	0.20	5/7/14	(7,364)
Merrill Lynch International	1,617,430	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.20	5/7/14	(12,707)
Merrill Lynch International	404,357	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.20	5/7/14	3,114
Merrill Lynch International	808,715	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.20	5/7/14	78,741
Merrill Lynch International	1,617,430	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.20	5/7/14	(51,573)
Merrill Lynch International	1,617,430	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.20	5/7/14	(7,534)

39

Parametric Market Neutral Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Portfolio Pays/ Receives Return on Reference Index	Reference Index	Portfolio Pays/ Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)

Merrill Lynch International	$ 808,715	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.20%	5/7/14	$7,776
Merrill Lynch International	404,357	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.20	5/7/14	(3,142)
Merrill Lynch International	404,357	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.27	5/7/14	(6,214)
Merrill Lynch International	808,715	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.27	5/7/14	14,875
Merrill Lynch International	808,715	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.27	5/7/14	17,377
Merrill Lynch International	404,357	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.27	5/7/14	12,582
Merrill Lynch International	404,357	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.27	5/7/14	16,880
Merrill Lynch International	808,715	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.27	5/7/14	16,082
Merrill Lynch International	808,715	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.27	5/7/14	18,882
Merrill Lynch International	808,715	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.27	5/7/14	3,995
Merrill Lynch International	808,715	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.27	5/7/14	52,709
Merrill Lynch International	808,715	Receives	Excess Return on Dow Jones-UBS 3 Month Forward Soybean Oil Subindex	Pays	0.30	5/7/14	(17,733)
Merrill Lynch International	1,617,430	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Index	Pays	0.35	5/7/14	63,601

							$(118,595)

At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In following its generally market-neutral strategy, the Portfolio achieved its long and short exposures to commodities using swap contracts and its short exposure to equities using swap contracts and futures contracts during the six months ended April 30, 2014. In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Portfolio invests in commodities-linked derivative investments, including total return swaps based on a commodity index that provide exposure to the investment returns of the commodities market, without investing directly in physical commodities.

Equity Price Risk:  The Portfolio enters into total return swap agreements on equity indices to enhance return, to hedge against fluctuations in securities prices or as substitution for the purchase or sale of securities. The Portfolio also enters into equity index futures contracts to enhance return or hedge volatility as an overall asset/risk instrument.

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $432,036. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $2,019,637 at April 30, 2014.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc.

40

Parametric Market Neutral Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2014 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Equity Price	Total

Receivable for open swap contracts	$313,441	$—	$313,441

Total Asset Derivatives subject to master netting or similar agreements	$313,441	$—	$313,441

	Commodity	Equity Price	Total

Net unrealized appreciation*	$—	$(1,353,483)	$(1,353,483)
Payable for open swap contracts	(374,861)	(57,175)	(432,036)

Total Liability Derivatives	$(374,861)	$(1,410,658)	$(1,785,519)

Derivatives not subject to master netting or similar agreements	$—	$(1,353,483)	$(1,353,483)

Total Liability Derivatives subject to master netting or similar agreements	$(374,861)	$(57,175)	$(432,036)

*	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for assets and pledged by the Portfolio (and Subsidiary) for liabilities as of April 30, 2014.

41

Parametric Market Neutral Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Merrill Lynch International	$313,441	$(313,441)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America	$(57,175)	$—	$—	$57,175	$—
Merrill Lynch International	(374,861)	313,441	61,420	—	—

	$(432,036)	$313,441	$61,420	$57,175	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2014 was as follows:

Consolidated Statement of Operations Caption	Commodity	Equity Price

Net realized gain (loss) —
Financial futures contracts	$—	$(5,397,128)
Swap contracts	(649,034)	115,629

Total	$(649,034)	$(5,281,499)

Change in unrealized appreciation (depreciation) —
Financial futures contracts	$—	$1,900,295
Swap contracts	(269,474)	(87,820)

Total	$(269,474)	$1,812,475

42

Parametric Market Neutral Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

The average notional amounts of derivative instruments outstanding during the six months ended April 30, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts - Short	Swap Contracts

$74,479,000	$88,417,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

43

Parametric Market Neutral Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Common Stocks
Asia/Pacific	$494,362	$13,706,022	$147	$14,200,531
Developed Europe	—	14,907,829	—	14,907,829
Developed Middle East	168,226	298,553	—	466,779
Emerging Europe	136,980	3,959,929	—	4,096,909
Latin America	4,791,517	—	—	4,791,517
Middle East/Africa	—	3,180,447	—	3,180,447
North America	42,139,541	—	—	42,139,541

Total Common Stocks	$47,730,626	$36,052,780 **	$147	$83,783,553

Equity-Linked Securities	$—	$1,387,048	$—	$1,387,048
Rights	994	—	—	994
Warrants	417	—	—	417
Short-Term Investments —
U.S. Treasury Obligations	—	1,998,632	—	1,998,632
Other	—	12,999,693	—	12,999,693

Total Investments	$47,732,037	$52,438,153	$147	$100,170,337

Swap Contracts	$—	$313,441	$—	$313,441

Total	$47,732,037	$52,751,594	$147	$100,483,778

Liability Description
Futures Contracts	$(1,353,483)	$—	$—	$(1,353,483)
Swap Contracts	—	(432,036)	—	(432,036)

Total	$(1,353,483)	$(432,036)	$—	$(1,785,519)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2014 is not presented.

At April 30, 2014, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

44

Parametric Market Neutral Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

45

Parametric Market Neutral Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric Market Neutral Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Parametric Market Neutral Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”) and the sub-advisory agreement of the Fund with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of EVM, as well as the sub-advisory agreement of the Portfolio with the Sub-adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements and the sub-advisory agreements (together, the “advisory agreements”) for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser and the Sub-adviser.

The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In this regard, the Board considered the Adviser’s role in supervising the Sub-adviser and coordinating activities in implementing the Portfolio’s investment strategy. The Board also considered the abilities and experience of the Sub-adviser’s personnel in making investments in long and short exposures to equity securities and commodities, including U.S., international and emerging markets equities, and derivative instruments linked to equities and commodities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading,

46

Parametric Market Neutral Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2013 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR and the Sub-adviser pursuant to a separate investment advisory agreement and sub-advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Advisers and their affiliates, including the Sub-adviser, in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund, the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which applicable Advisers and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

47

Parametric Market Neutral Fund

April 30, 2014

Officers and Trustees

Officers of Parametric Market Neutral Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Parametric Market Neutral Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Market Neutral Fund and Parametric Market Neutral Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

48

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

49

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Investment Adviser of Parametric Market Neutral Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Parametric Market Neutral Portfolio and Parametric Market Neutral Fund

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Investment Adviser and Administrator of Parametric Market Neutral Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7784 4.30.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Parametric Market Neutral Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 13, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 13, 2014